Line of Credit and Term Loan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended		12 Months Ended
	Nov. 07, 2012	Nov. 01, 2012	Feb. 02, 2013	Jan. 28, 2012	Jul. 30, 2011
Line Of Credit Facility Covenant Compliance [Line Items]
Revolving line of credit current borrowing capacity					$ 190.0
Unamortized deferred financing fees			0.2
Date of maturity			Aug. 03, 2016
Revolving line of credit current borrowing capacity			417.5
Term loan facility repaid			15.0
Maturity date of term loan facility			Jul. 06, 2015
Increase in revolving line of credit		100.0
Payments to revolving line of credit	75.7
Repayment of outstanding term loan	15.0
Term loan, expensed the remaining debt issuance costs	0.2
Weighted-average interest rate for the revolving line of credit			2.50%
Outstanding revolving line of credit			82.5
Undrawn borrowing availability under the revolving line of credit			188.5
Outstanding letters of credit			19.5	6.9
Fixed charge coverage ratio covenant, fixed amount available under revolving line of credit			17.5
Fixed charge coverage ratio covenant, percentage of commitments or domestic borrowing base			10.00%
Fixed charge coverage ratio			1
Availability under revolving line of credit for extensions of credit, fixed amount			20.0
Availability under revolving line of credit for extensions of credit, percentage of commitments or domestic borrowing base			15.00%
Restoration Hardware Canada, Inc [Member]
Line Of Credit Facility Covenant Compliance [Line Items]
Revolving line of credit current borrowing capacity			$ 10.0